Earnings per share (Tables)	6 Months Ended
Sep. 30, 2025
Earnings per share [abstract]
Bases for Calculating Basic Earnings (Losses) per Share and Diluted Earnings (Losses) per share
The bases for calculating basic earnings (losses) per share and diluted earnings (losses) per share for the three and six months ended September 30, 2024 and 2025, are as follows:

	For the three months ended September 30,
(In millions, except per share data)	2024	2025
Net profits for the period attributable to owners of Coincheck Parent	¥15	¥355
Basic net earnings per share	¥0.13	¥2.71
Diluted net earnings per share	¥0.13	¥2.64
Weighted-average number of shares, basic	122,587,617	130,822,522
Weighted-average number of shares, diluted	122,587,617	134,648,307

	For the six months ended September 30,
(In millions, except per share data)	2024	2025
Net profits (losses) for the period attributable to owners of Coincheck Parent	¥452	¥(1,022)
Basic and diluted net earnings per share	¥3.69	¥(7.82)
Weighted-average number of shares, basic and diluted	122,587,617	130,818,546